Annuity Investors Life Insurance Company
525 Vine Street
Cincinnati OH 45202
February 16, 2010
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Annuity Investors Variable Account C (File No. 811-21095) Transition20 Variable Annuity Contract (File No. 333-148387) Post-Effective Amendment No. 2
Ladies and Gentlemen:
     Enclosed for filing is Post-Effective Amendment No. 2 (the “Amendment”) to the Registration Statement of the Transition20 variable annuity contract (the “Contract”) of Annuity Investors Variable Account C (the “Registrant”) of Annuity Investors Life Insurance Company (the “Company”).
     The Registrant is filing the Amendment pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”). The Registrant intends to file another post-effective amendment pursuant to Rule 485(b) under the 1933 Act before May 1, 2010. The second post-effective amendment will update the identified text and financial information and make other non-material changes as permitted by Rule 485(b).
     In the following paragraphs, we have summarized the revisions to the prospectus (the “Prospectus”) in the Amendment.
     1. General. Overall, the Registrant is simplifying the entire prospectus in an effort to eliminate extraneous or duplicative information. The Registrant is seeking to more clearly disclose the information required to be included in the prospectus by Form N-4, which will allow investors to focus on this pertinent information.
     2. Description of Underlying Portfolios. The Registrant has simplified and limited the discussion of the underlying portfolios to the information required by Form N-4.
     3. Plain English Revisions. The Registrant continues to make revisions to incorporate additional elements of Plain English into the Prospectus.
***************

Securities and Exchange Commission
February 11, 2010

     The Registrant is making substantially similar changes in the following post-effective amendments that will be filed concurrently (the “Concurrent Amendments”) with the Amendment.
•	Post Effective Amendment No. 2 of the Flex(b) Variable Annuity Contract (File No. 333-148444) of Annuity Investors Variable Account C (File No. 811-21095).

•	Post Effective Amendment No. 2 of the ContributorPlus Variable Annuity Contract (File No. 333-148459) of Annuity Investors Variable Account C (File No. 811-21095).

•	Post Effective Amendment No. 2 of the Access100 Variable Annuity Contract (File No. 333-148676) of Annuity Investors Variable Account C (File No. 811-21095).

•	Post Effective Amendment No. 2 of the TotalGroup Variable Annuity Contract (File No. 333-148940) of Annuity Investors Variable Account C (File No. 811-21095).
In light of the similar nature of the changes in each of the Amendment and the Concurrent Amendments, the Registrant hereby requests selective review of the Concurrent Amendments.
     If you have any questions or comments related to the Amendment or the request for selective review, please contact Karen M. McLaughlin at 513.412.1465 or kmclaughlin@gafri.com.
Very truly yours
/s/ Karen M. McLaughlin
Karen M. McLaughlin
Senior Corporate Counsel
Great American Financial Resources, Inc.